Document And Entity Information	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2025
Entity Registrant Name	Fortress Credit Realty Income Trust
Entity Central Index Key	0002026738
Entity Emerging Growth Company	true
Entity File Number	000-56685
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-3367363
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	798-6100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE